Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		$ 5,208	$ 3,345
Restricted deposits		234	219
Accounts receivable		16,415	6,251
Loan to parent company		6,384	5,819
Other current assets		1,004	996
Total current assets		29,245	16,630
NON-CURRENT ASSETS
Severance pay funds		83	265
Deferred taxes		133	152
Property and equipment, net		334	107
Operating lease right-of-use asset		569
Intangible assets, net		8,414	3,679
Goodwill		12,483	2,902
Total non-current assets		22,016	7,105
Total assets		51,261	23,735
CURRENT LIABILITIES
Accounts payable		16,676	5,598
Short-term loans		5,069	678
Current maturities of long-term loan		1,500
Other payables		1,317	1,096
Loan from parent company		2,116	2,054
Operating lease liabilities - short term		91
Total current liabilities		26,769	9,426
NON-CURRENT LIABILITIES
Accrued severance pay		188	619
Long-term loan, net of current maturities		4,270
Operating lease liabilities - long term		491
Deferred taxes		1,026	420
Total non-current liabilities		5,975	1,039
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Common stock of $0.0001 par value - Authorized: 490,000,000 shares; Issued and outstanding: 14,783,964 shares as of December 31, 2021 and December 31, 2020	[1]	3	3
Additional paid-in capital		16,074	15,933
Accumulated deficit		(2,366)	(2,666)
Equity attributed to shareholders of Viewbix Inc.		13,711	13,270
Non-controlling interests		4,806
Total equity		18,517	13,270
Total liabilities and shareholders’ equity		$ 51,261	$ 23,735

[1]	Retroactively adjusted to reflect the reverse stock split effected on August 31, 2022 (see note 1.E) and to reflect the equivalent number of shares corresponding to the combined financial information of the Company and Gix Media Ltd. following the Reorganization Transaction (see note 1.C) for all periods presented.